Exploration and Evaluation Assets - Disclosure of cost related to the properties - Northbase Resources Inc. - Blueberry Property (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	$ 18,508,268
Ending Balance	118,789,742	$ 18,508,268
Northbase Resources Inc [Member] | Blueberry Property [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	1,457,886	1,457,886
Additions	0	0
Transfer to Vizsla Copper	(1,457,886)
Ending Balance	0	1,457,886
Northbase Resources Inc [Member] | Blueberry Property [Member] | Shares [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	1,357,467	1,357,467
Additions	0	0
Transfer to Vizsla Copper	(1,357,467)
Ending Balance	0	1,357,467
Northbase Resources Inc [Member] | Blueberry Property [Member] | Acquisition Costs Subtotal [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	1,357,467	1,357,467
Additions	0	0
Transfer to Vizsla Copper	(1,357,467)
Ending Balance	0	1,357,467
Northbase Resources Inc [Member] | Blueberry Property [Member] | Analysis [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	15,365	15,365
Additions	0	0
Transfer to Vizsla Copper	(15,365)
Ending Balance	0	15,365
Northbase Resources Inc [Member] | Blueberry Property [Member] | Equipment [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	13,800	13,800
Additions	0	0
Transfer to Vizsla Copper	(13,800)
Ending Balance	0	13,800
Northbase Resources Inc [Member] | Blueberry Property [Member] | Geophysical Consulting [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	45,499	45,499
Additions	0	0
Transfer to Vizsla Copper	(45,499)
Ending Balance	0	45,499
Northbase Resources Inc [Member] | Blueberry Property [Member] | Project Management [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	6,130	6,130
Additions	0	0
Transfer to Vizsla Copper	(6,130)
Ending Balance	0	6,130
Northbase Resources Inc [Member] | Blueberry Property [Member] | Travel, Supplies And Field Expenses [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	19,625	19,625
Additions	0	0
Transfer to Vizsla Copper	(19,625)
Ending Balance	0	19,625
Northbase Resources Inc [Member] | Blueberry Property [Member] | Subtotal [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	100,419	100,419
Additions	0	0
Transfer to Vizsla Copper	(100,419)
Ending Balance	$ 0	$ 100,419